CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total		Private Placement [Member]	Share capital [Member]		Share capital [Member] Private Placement [Member]	Additional paid-in capital [Member]		Additional paid-in capital [Member] Private Placement [Member]	Accumulated deficit [Member]	Accumulated deficit [Member] Private Placement [Member]
Balance at Dec. 31, 2013	$ 23,633			$ 1,609			$ 130,423			$ (108,399)
Balance, shares at Dec. 31, 2013				872,520
Issuance of shares, first issuance	921			$ 45			876			0
Issuance of shares, first issuance, shares				21,805
Issuance of shares, second issuance	293			$ 10			283			0
Issuance of shares, second issuance, shares				4,937
Issuance of shares, third issuance	258			$ 11			247			0
Issuance of shares, third issuance, shares				5,533
Issuance of shares, fourth issuance	1,484			$ 62			1,422			0
Issuance of shares, fourth issuance, shares				30,164
Issuance of shares, fifth issuance	1,543			$ 62			1,481			0
Issuance of shares, fifth issuance, shares				29,305
Issuance of shares, sixth issuance	179			$ 8			171			0
Issuance of shares, sixth issuance, shares				4,038
Issuance of shares, seventh issuance	314			$ 14			300			0
Issuance of shares, seventh issuance, shares				7,071
RSUs conversion	0			$ 7			(7)			0
RSUs conversion, shares				3,584
Share-based compensation relating to options and RSUs issued to employees and directors	943			$ 0			943			0
Exercise of warrants	0			$ 1			(1)			0
Exercise of warrants, shares				746
Employee options exercised	0				[1]			[1]		0
Employee options exercised, shares				4
Issuance of shares to a former employee	23			$ 1			22			0
Issuance of shares to a former employee, shares				500
Net loss	(14,526)			$ 0			0			(14,526)
Balance at Dec. 31, 2014	15,065			$ 1,830			136,160			(122,925)
Balance, shares at Dec. 31, 2014				980,202
Issuance of shares, first issuance	9,338			$ 344			8,994			0
Issuance of shares, first issuance, shares				183,731
Issuance of shares, second issuance	1,950			$ 94			1,856			0
Issuance of shares, second issuance, shares				51,667
Issuance of shares, third issuance	589			$ 29			560			0
Issuance of shares, third issuance, shares				15,457
Issuance of shares, fourth issuance	101			$ 6			95			0
Issuance of shares, fourth issuance, shares				2,844
RSUs conversion	0			$ 7			(7)			0
RSUs conversion, shares				3,521
Share-based compensation relating to options and RSUs issued to employees and directors	1,016			$ 0			1,016			0
Issuance of shares and exercise of warrants B related to the October 2015 placement, net of issuance expenses	2,634			$ 884			1,750			0
Issuance of shares and exercise of warrants B related to the October 2015 placement, net of issuance expenses, shares				472,209
Reclassification of Warrants A and B to shareholders' equity	6,272			$ 0			6,272			0
Net loss	(17,345)			0			0			(17,345)
Balance at Dec. 31, 2015	$ 19,620			$ 3,194			156,696			(140,270)
Balance, shares at Dec. 31, 2015	1,709,628			1,709,628
Issuance of shares, first issuance	$ 0			$ 171			(171)			0
Issuance of shares, first issuance, shares				91,250
Issuance of warrants to placement agents related to November 2016 placement	152			$ 0			152			0
Conversion of Warrants	19			$ 16			3			0
Conversion of Warrants, shares				8,333
RSUs conversion	0			$ 10			(10)			0
RSUs conversion, shares				5,445
Share-based compensation relating to options and RSUs issued to employees and directors	$ 859			$ 0			859			0
Exercise of warrants			$ 0			$ 51			$ (51)		$ 0
Exercise of warrants, shares						27,776
Employee options exercised, shares	0
Issuance of treasury shares		[1]			[1]		0			0
Issuance of treasury shares, shares				272
Net loss	(16,233)			$ 0			0			(16,233)
Balance at Dec. 31, 2016	$ 4,417			$ 3,442			$ 157,478			$ (156,503)
Balance, shares at Dec. 31, 2016	1,842,704			1,842,704

[1]	Less than $1